Form N-1A Cover	May 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Investment Company Type	N-1A
Document Period End Date	May 01, 2025
Prospectus Date	Apr. 30, 2025